Loans Payable (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Loan Payable	$ 481,000	$ 481,000	$ 481,000
Less Short Term	(481,000)	(481,000)	(481,000)
Long Term
Loan 1 [Member]
Loan Payable	27,000	27,000	27,000
Loan 2 [Member]
Loan Payable	3,000	3,000	3,000
Loan 3 [Member]
Loan Payable	111,000	111,000	111,000
Loan 4 [Member]
Loan Payable	190,000	190,000	190,000
Loan 5 [Member]
Loan Payable	100,000	100,000	100,000
Loan 6 [Member]
Loan Payable	$ 50,000	$ 50,000	$ 50,000